INVESTMENTS IN NONCONSOLIDATED SUBSIDIARIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investments in nonconsolidated subsidiaries, beginning	$ 4,993
Investments in nonconsolidated subsidiaries, ending	4,429	$ 4,993
Nonconsolidated Subsidiaries [Member]
Investments in nonconsolidated subsidiaries, beginning	4,993
Investments in nonconsolidated subsidiaries		5,031
Equity in losses of nonconsolidated subsidiaries	(444)	(38)
Translation adjustment	(120)
Investments in nonconsolidated subsidiaries, ending	$ 4,429	$ 4,993